RATE-REGULATED BUSINESSES (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Regulated Operations [Abstract]
Allowance for Funds Used During Construction	95	19	15